Activity in Allowance for Loan Losses (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 180,123	¥ 1,166,800	$ 145,034	¥ 939,500
Provisions	189,200	1,225,597	238,553	1,545,300
Reversal of allowance provided	(163,311)	(1,057,895)	(203,464)	(1,318,000)
Charge-offs	0	0	0	0
Ending balance	$ 206,012	¥ 1,334,502	$ 180,123	¥ 1,166,800